Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net interest expense		$ 32,610	$ 26,489	$ 27,578
– interest income	[1],[2]	55,059	36,188	41,756
– interest expense	[3]	(22,449)	(9,699)	(14,178)
Net fee income		11,451	13,097	11,874
– fee income		15,213	16,788	15,051
– fee expense		(3,762)	(3,691)	(3,177)
Net income from financial instruments held for trading or managed on a fair value basis		10,469	7,744	9,582
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(3,394)	4,053	2,081
Changes in fair value of designated debt and related derivatives	[4]	(77)	(182)	231
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		226	798	455
Gains less losses from financial investments		(3)	569	653
Net insurance premium income		12,825	10,870	10,093
Impairment loss relating to the planned sale of the retail banking operations in France	[5]	(2,378)	0	0
Other operating income	[6]	(133)	502	527
Total operating income		61,596	63,940	63,074
Net insurance claims and benefits paid and movement in liabilities to policyholders		(9,869)	(14,388)	(12,645)
Net operating income before change in expected credit losses and other credit impairment charges		51,727	49,552	50,429
Change in expected credit losses and other credit impairment charges		(3,592)	928	(8,817)
Net operating income		48,135	50,480	41,612
Employee compensation and benefits		(18,366)	(18,742)	(18,076)
General and administrative expenses		(11,091)	(11,592)	(11,115)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[7]	(2,157)	(2,261)	(2,681)
Amortisation and impairment of intangible assets		(1,716)	(1,438)	(2,519)
Goodwill impairment		0	(587)	(41)
Total operating expenses		(33,330)	(34,620)	(34,432)
Operating profit		14,805	15,860	7,180
Share of profit in associates and joint ventures		2,723	3,046	1,597
Profit before tax		17,528	18,906	8,777
Tax expense		(858)	(4,213)	(2,678)
Profit for the year		16,670	14,693	6,099
Attributable to:
– ordinary shareholders of the parent company		14,822	12,607	3,898
– preference shareholders of the parent company		0	7	90
– other equity holders		1,213	1,303	1,241
– non-controlling interests		635	776	870
Profit for the year		$ 16,670	$ 14,693	$ 6,099
Basic earnings per ordinary share (in dollars per share)		$ 0.75	$ 0.62	$ 0.19
Diluted earnings per ordinary share (in dollars per share)		$ 0.74	$ 0.62	$ 0.19

[1]	Interest income includes $48,134m (2021: $30,916m; 2020: $35,293m) of interest recognised on financial assets measured at amortised cost and $6,386m (2021: $4,337m; 2020: $5,614m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $20,798m (2021: $8,227m; 2020: $12,426m) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	Includes impairment of goodwill of $425m.
[6]	Other operating income includes a loss on net monetary positions of $678m (2021: $224m, 2020: $128m) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[7]	Includes depreciation of the right-of-use assets of $723m (2021: $878m; 2020: $1,029m).